Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240